6. FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
Financial Risk Management Tables
Financial liabilities contractual undiscounted cash flows maturity
	Type	Amount of foreign currency	Exchange rate (1)	Total 12.31.2017	Total 12.31.2016

ASSETS

NON CURRENT ASSETS
Financial instruments
Financial assets at amortized cost
Third parties	US$	-	-	-	1
Other receivables
Related parties	US$	42.4	18.599	789	733
Third parties	US$	62.7	18.549	1,163	934
Financial assets at fair value through profit and loss
Third parties	US$	-	-	-	513
Total non current assets				1,952	2,181

CURRENT ASSETS

Financial instruments
Financial assets at fair value through profit and loss
Third parties	US$	263.0	18.549	4,879	678
Derivative financial instruments
Third parties	US$	0.2	18.549	4	-
Trade and other receivables
Related parties	US$	10.2	18.599	189	106
Third parties	US$	246.0	18.549	4,563	4,464
	EUR	-	-	-	1
	VEF	-	-	-	2

Cash and cash equivalents	US$	21.8	18.549	404	1,087
	EUR	0.3	22.283	7	2
Total current assets				10,046	6,340
Non Financial instruments
Non current assets classified as held for sale	US$	39.0	18.549	723	19
Total assets				12,721	8,540

	Type	Amount of foreign currency	Exchange rate (1)	Total 12.31.2017	Total 12.31.2016

LIABILITIES

NON CURRENT LIABILITIES

Financial instruments
Trade and other payables
Third parties	US$	6.7	18.649	125	-
Borrowings
Related parties	US$	0.8	18.599	14	16
Third parties	US$	1,737.5	18.649	32,403	11,737

Non financial instruments
Provisions
Related parties	US$	-	-	-	366
Third parties	US$	89.1	18.649	1,662	2,378
Total non current liabilities				34,204	14,497

CURRENT LIABILITIES

Financial instruments
Trade and other payables
Related parties	US$	2.2	18.599	40	95
Third parties	US$	249.4	18.649	4,651	3,447
	EUR	22.4	22.450	502	57
	CHF	0.6	19.168	12	-
	SEK	21.0	2.280	48	6
	VEF	-	-	-	5
Borrowings
Third parties	US$	213.4	18.649	3,979	5,398

Non financial instruments
Salaries and social security payable
Third parties	US$	0.1	18.649	3	1
Taxes payables
Third parties	US$	1.0	18.649	19	11
Provisions
Related parties	US$	21.3	18.599	396	394
Third parties	US$	15.0	18.649	280	307
Total current liabilities				9,930	9,721
Liabilities associated to assets classified as held for sale	US$	68.9	18.649	1,285	-
Total liabilities				45,419	24,218
Net Position Liability				(32,698)	(15,678)

(1) The exchange rates correspond to December 31, 2017 released by the National Bank of Argentine for U.S. dollars (US$), euros (EUR), Swiss francs (CHF) and Norwegian kroner (SEK). For balances with related parties, the Exchange rate used is the average.

Exposure to the price risk
	Increase (decrease) of the result for the year
Financial assets	12.31.2017	12.31.2016
Shares	15	15
Government securities	502	158
Investment funds	959	319
Corporate bonds	-	1
Variation of the result of the year	1,476	493

Borrowings classified by interest rate
	12.31.2017	12.31.2016
Fixed interest rate:
Argentinian pesos	2,270	2,729
U.S dollar	33,769	14,305
Subtotal loans granted at a fixed interest rate	36,039	17,034

Floating interest rates:
Argentinian pesos	3,603	5,808
U.S dollar	2,108	2,479
Subtotal loans granted at a floating interest rate	5,711	8,287

Non-interest accrual
U.S dollar	697	284
Argentinian pesos	519	367
Subtotal non-interest accrual	1,216	651
Total borrowings	42,966	25,972

Liquidity index
	12.31.2017	12.31.2016

Current assets	36,912	23,150
Current liabilities	29,958	30,063

Index	1.23	0.77

Financial liabilities contractual undiscounted cash flows maturity
As of December 31, 2017	Trade and other payables	Borrowings	Total
Less than three months	12,041	13,936	25,977
Three months to one year	6,004	12,938	18,942
One to two years	221	4,166	4,387
Two to five years	122	16,624	16,746
More than five years	-	30,239	30,239
Without established term	6,068	6,071	12,139
Total	24,456	83,974	108,430

As of December 31, 2016	Trade and other payables	Borrowings	Total
Less than three months	8,799	1,088	9,887
Three months to one year	4,068	10,995	15,063
One to two years	311	2,548	2,859
Two to five years	118	6,312	6,430
More than five years	-	12,080	12,080
Without established term	4,907	-	4,907
Total	18,203	33,023	51,226

Financial leverage ratios
	12.31.2017	12.31.2016
Total borrowings	42,966	25,972
Less: cash and cash equivalents, and financial assets at fair value through profit and loss	(15,412)	(5,609)
Net debt	27,554	20,363
Total capital attributable to owners	44,464	31,417
Leverage ratio	61.97%	64.82%

Financial assets and liabilities at fair value by fair value hierarchy
As of December 31, 2017	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit and loss
Government securities	5,024	-	-	5,024
Shares	-	-	150	150
Investment funds	9,589	-	-	9,589
Derivative financial instruments	-	4	-	4
Other receivables	590	-	-	590
Total assets	15,203	4	150	15,357

Liabilities
Derivative financial instruments	-	82	-	82
Total liabilities	-	82	-	82

As of December 31, 2016	Level 1	Level 2	Level 3	Total
Assets
Financial assets at fair value through profit and loss
Corporate securities	12	-	-	12
Government securities	1,576	-	-	1,576
Trust	-	-	150	150
Investment funds	3,189	-	-	3,189
Other	3	-	-	3
Cash and cash equivalents
Investment funds	61	-	-	61
Derivative financial instruments	-	13	-	13
Other receivables	29	-	-	29
Total assets	4,870	13	150	5,033